Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320			55.8 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%	%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%	%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.53385%	%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%	%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%	%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%	%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%	%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,499,014.58

Principal:
Principal Collections	$18,767,200.58
Prepayments in Full	$9,956,836.08
Liquidation Proceeds	$570,242.50
Recoveries	$115,291.23
Sub Total	$29,409,570.39
Collections	$31,908,584.97

Purchase Amounts:
Purchase Amounts Related to Principal	$151,329.74
Purchase Amounts Related to Interest	$1,230.91
Sub Total	$152,560.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,061,145.62

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,061,145.62
Servicing Fee	$443,736.06	$443,736.06	$0.00	$0.00	$31,617,409.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,617,409.56
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,617,409.56
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,617,409.56
Interest - Class A-3 Notes	$1,534,898.48	$1,534,898.48	$0.00	$0.00	$30,082,511.08
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$29,796,573.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,796,573.58
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$29,601,476.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,601,476.58
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$29,461,867.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,461,867.41
Regular Principal Payment	$27,215,862.14	$27,215,862.14	$0.00	$0.00	$2,246,005.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,246,005.27
Residual Released to Depositor	$0.00	$2,246,005.27	$0.00	$0.00	$0.00
Total		$32,061,145.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,215,862.14
Total					$27,215,862.14

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,215,862.14	$59.00	$1,534,898.48	$3.33	$28,750,760.62	$62.33
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$27,215,862.14	$20.68	$2,155,542.15	$1.64	$29,371,404.29	$22.32

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$333,070,194.23	0.7221034	$305,854,332.09	0.6630988
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$461,350,194.23	0.3506287	$434,134,332.09	0.3299445

Pool Information
Weighted Average APR	5.480% %	5.521% %
Weighted Average Remaining Term	37.28	36.69
Number of Receivables Outstanding	22,820	22,090
Pool Balance	$532,483,275.59	$502,552,152.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$492,363,735.97	$464,698,906.99
Pool Factor	0.3689141	0.3481773

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$37,853,245.38
Targeted Overcollateralization Amount	$68,417,820.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,417,820.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$485,514.32
(Recoveries)		53	$115,291.23
Net Loss for Current Collection Period			$370,223.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8343%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8671%	%
Second Prior Collection Period			1.0862%	%
Prior Collection Period			0.3481%	%
Current Collection Period			0.8585%	%
Four Month Average (Current and Prior Three Collection Periods)			0.7899%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,763	$9,468,918.69
(Cumulative Recoveries)			$1,206,167.16
Cumulative Net Loss for All Collection Periods			$8,262,751.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5725%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,370.91
Average Net Loss for Receivables that have experienced a Realized Loss			$4,686.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60% %	238	$8,024,917.94
61-90 Days Delinquent	0.25% %	40	$1,279,847.69
91-120 Days Delinquent	0.08% %	11	$395,723.98
Over 120 Days Delinquent	0.09% %	11	$436,744.40
Total Delinquent Receivables	2.02% %	300	$10,137,234.01

Repossession Inventory:
Repossessed in the Current Collection Period		22	$933,674.49
Total Repossessed Inventory		30	$1,224,186.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1966%	%
Prior Collection Period			0.2848%	%
Current Collection Period			0.2807%	%
Three Month Average			0.2540%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4203%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	115	$3,759,856.72
2 Months Extended	150	$5,374,078.54
3+ Months Extended	26	$924,424.24

Total Receivables Extended	291	$10,058,359.50
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer